Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 1,312	$ 1,224
Recognized in net income	318	113
Recognized in OCI	(57)	(27)
Other	48	2
Balance at end of year	1,621	1,312
Balance at beginning of year	(705)	(769)
Recognized in net income	(74)	(29)
Recognized in OCI	(67)	91
Other	(3)	2
Balance at end of year	(849)	(705)
Balance at beginning of year, Net deferred tax assets	607	455
Recognized in net income	244	84
Recognized in OCI	(124)	64
Other	45	4
Balance at end of year, Net deferred tax assets	772	607
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	401	256
Recognized in net income	38	142
Other	1	3
Balance at end of year	440	401
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	427	445
Recognized in net income	255	(20)
Other	46	2
Balance at end of year	728	427
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	91	125
Recognized in net income	(19)	(7)
Recognized in OCI	(59)	(27)
Other	(5)
Balance at end of year	8	91
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	235	236
Recognized in net income	13	(2)
Other		1
Balance at end of year	248	235
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	158	162
Recognized in net income	31
Recognized in OCI	2
Other	6	(4)
Balance at end of year	197	158
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(392)	(341)
Recognized in net income	(10)	(50)
Other		(1)
Balance at end of year	(402)	(392)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(67)	(69)
Recognized in net income	(22)	1
Other	(1)	1
Balance at end of year	(90)	(67)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(132)	(241)
Recognized in net income	(19)	33
Recognized in OCI	(68)	75
Other	1	1
Balance at end of year	(218)	(132)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(91)	(89)
Recognized in net income	(1)	(2)
Other	(1)
Balance at end of year	(93)	(91)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(13)	(13)
Other	1
Balance at end of year	(12)	(13)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(10)	(16)
Recognized in net income	(22)	(11)
Recognized in OCI	1	16
Other	(3)	1
Balance at end of year	$ (34)	$ (10)